Interest in Gibraltar Joint Venture (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Joint Venture Financial Information
The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2019	2018
Cash and equivalents	54,454	47,707
Other current assets	77,651	72,423
Current assets	132,105	120,130
Non-current assets	948,873	1,122,289

Accounts payable and accrued liabilities	46,845	45,301
Other current financial liabilities	22,698	14,172
Current liabilities	69,543	59,473
Long-term debt	52,177	18,589
Provision for environmental rehabilitation	80,460	128,738
Non-current liabilities	132,637	147,327

	Years ended December 31,
	2019	2018
Revenues	438,204	457,600
Production costs	(344,913)	(311,759)
Depletion and amortization	(159,044)	(109,018)
Other operating expense	(3,834)	(4,181)
Interest expense	(6,031)	(5,116)
Interest income	1,157	1,119
Foreign exchange gain (loss)	(1,976)	1,333
Net earnings (loss)	(76,437)	29,978
Other comprehensive income	954	104
Comprehensive income (loss) for joint arrangement	(75,483)	30,082